Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) before Income Tax, Domestic and Foreign
Income (loss) before income taxes for the years ended December 31, 2021, 2020 and 2019 are as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Domestic	$(96,956)	$(106,508)	$(51,600)
Foreign	181	103	(60)

Total	$(96,775)	$(106,405)	$(51,660)

Schedule of Components of Income Tax Provision (Benefit)
The components of income tax expense are as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Current:
Federal	$—	$—	$—
State	1	1	1
Foreign	36	23	—

Total current (benefit) expense	37	24	1

Deferred:
Federal	(2,185)	—	—
State	(646)	351	—
Valuation allowance	—	—	—

Total deferred (benefit) expense	(2,831)	351	—

Total income tax (benefit) expense	$(2,794)	$375	$1

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation between the statutory rate U.S. federal rate and the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2021	2020	2019
Federal statutory rate	$(20,323)	$(22,344)	$(10,849)
State income taxes, net of federal benefit	(644)	1,330	(3,810)
Stock compensation	1,271	2,786	185
Foreign rate differential	(2)	—	13
Tax credits	(539)	(539)	(787)
Fair value changes - warrants	(619)	11,192	—
Convertible debt cancellation of indebtedness income	—	15,079	—
Valuation allowance	20,058	(6,812)	14,559
Non-deductible expenses	(2,031)	(485)	—
Other	35	168	690

Total tax (benefit) provision	$(2,794)	$375	$1

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities for federal and state income taxes are as follows (in thousands):

	Year Ended December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$42,721	$15,285
Credits	3,955	1,580
Stock based compensation	2,826	383
Accruals and reserves	1,248	1,335
Fixed assets	991	—
Operating lease liability	4,360	4,059

Gross deferred tax assets	56,101	22,642
Valuation allowance	(47,420)	(19,362)

Net deferred tax assets	8,681	3,280

Deferred tax liabilities:
Intangible property	(5,287)	—
Fixed assets	—	(230)
Operating lease, right of use assets	(3,394)	(3,050)

Gross deferred tax liabilities	(8,681)	(3,280)

Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits	The following table sets forth the change in the uncertain tax positions for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020	2019
Balance at the beginning of the year	$971	$651	$180
Decreases:
For current year’s tax positions	—	—	—
For prior years’ tax positions	—	—	—
Increases:
For current year’s tax positions	551	320	471
For prior years’ tax positions	17,011	—	—

Balance at the end of the year	$18,533	$971	$651